SHARE-BASED PAYMENT ARRANGEMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF DEPICTS THE NUMBER OF OPTIONS GRANTED

The following table depicts the number of Options granted (in thousands):

Grant Date	Number of Options	Vesting Conditions	Contractual Life of Options
Balance January 1, 2024	28,732
On April, 2024	45	3 years vest	10 years
On August, 2024	30	3 years vest	10 years
On November, 2024	25	3 years quarterly vest	10 years
Balance December 31, 2024	28,832
Balance January 1, 2025	28,832
On March, 2025	15	3 years quarterly vest	10 years
Balance March 31, 2025	28,847

SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD

The fair value of the Options has been measured using the Black-Scholes formula. The Black-Scholes model requires management to make certain assumptions including the expected life of the stock options, volatility and risk-free interest rate. Service and non-market performance conditions attached to the arrangements were not considered in measuring fair value. The inputs used in the measurement of the fair value at the grant and measurement date of options granted in the period were as follows:

	March 31, 2025	March 31, 2024
Share price	$5.10	$—
Expected volatility (weighted-average)	60%	—%
Expected life (weighted-average)	2.46 years	—
Expected dividends	—%	—%
Risk-free interest rate (based on US government bonds)	4.45%	—%
Weighted-average grant date fair value	$5.10	$—

SCHEDULE OF NUMBER OF OPTIONS AND WEIGHTED AVERAGE EXERCISE PRICES

The following table outlines the number of Options (in thousands) and weighted-average exercise price:

	March 31, 2025		December 31, 2024
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
Outstanding at beginning of year	14,991	$1.09	21,943	$0.92
Granted	15	5.10	100	5.28
Forfeited/ Expired	(19)	0.92	(88)	1.30
Exercised	(486)	0.69	(6,964)	0.60
Outstanding at end of period	14,501	$1.11	14,991	$1.09
Exercisable at end of period	11,729	$0.99	11,702	$0.96

SCHEDULE OF STOCK ACTIVITY FOR RESTRICTED SHARE UNIT PLAN

The following table illustrates the Company’s stock activity (in thousands of units) for the RSUs under its equity plan.

Restricted Share Units
Balance at, December 31, 2023	27,609
Granted	17,769
Vested and Issued	(19,376)
Forfeited	(1,383)
Balance at, December 31, 2024	24,619
Granted	4,748
Vested and Issued	(3,564)
Forfeited	(306)
Balance at, March 31, 2025	25,497

SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE

The following table provides a detailed breakdown of the stock-based compensation expense (in thousands) as reported in the condensed consolidated statements of comprehensive loss.

	For the Three Months Ended
	March 31, 2025			March 31, 2024
	Options Expense	RSU Expense	Total	Options Expense	RSU Expense	Total
Cost of Sales – Agent Stock-Based Compensation	$-	$7,942	$7,942	$-	$5,214	$5,214
Marketing Expenses – Agent Stock-Based Compensation	69	3,046	3,115	142	1,995	2,137
Marketing Expenses – FTE Stock-Based Compensation	-	40	40	1	3	4
Research and Development – FTE Stock-Based Compensation	1	304	305	7	128	135
General and Administrative – FTE Stock-Based Compensation	253	1,052	1,305	604	750	1,354
Total Stock-Based Compensation	$323	$12,384	$12,707	$754	$8,090	$8,844